Shareholder Report, Average Annual Return (Details)	12 Months Ended	38 Months Ended	41 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000147183
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	10.26%			9.71%		8.52%
C000147182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000147177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	13.28%			9.84%		8.18%
C000107480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	11.81%			16.04%		12.54%
C000107477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000107481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	14.88%			16.16%		12.18%
C000107482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000230111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(0.43%)		3.54%
C000180082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000236906
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	2.38%	8.12%
C000230112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000147183
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%			10.67%		9.00%
Without Sales Load [Member] | C000147182
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%			10.94%		9.26%
Without Sales Load [Member] | C000147177
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%			9.84%		8.18%
Without Sales Load [Member] | C000107480
Average Annual Return [Line Items]
Average Annual Return, Percent	16.75%			17.05%		13.03%
Without Sales Load [Member] | C000107477
Average Annual Return [Line Items]
Average Annual Return, Percent	17.00%			17.33%		13.30%
Without Sales Load [Member] | C000107481
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%			16.16%		12.18%
Without Sales Load [Member] | C000107482
Average Annual Return [Line Items]
Average Annual Return, Percent	17.01%			17.33%		13.32%
Without Sales Load [Member] | C000230111
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%		4.87%
Without Sales Load [Member] | C000180082
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%			11.48%	12.63%
Without Sales Load [Member] | C000236906
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%	8.12%
Without Sales Load [Member] | C000230112
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%		5.11%
MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	16.17%			13.65%		9.99%
MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	16.17%			13.65%		9.99%
MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	16.17%			13.65%		9.99%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%			16.64%		13.65%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%			16.64%		13.65%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%			16.64%		13.65%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%			16.64%		13.65%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%		11.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%			16.64%	14.27%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%	15.43%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.16%		11.44%